Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease expense	$ 31,596
Variable lease expense	14,284
Short-term lease expense	50,832
Finance lease cost:
Amortization of right-to-use assets	1,765
Interest on lease liabilities	1,239
Operating lease revenue	446
Sublease income	$ 1,615